Goodwill, acquisitions and disposals - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Goodwill [abstract]
Increase (decrease) of goodwill in relation to subsidiary undertakings	£ 49.3	£ (2.4)